Debt (Tables)	12 Months Ended
Dec. 31, 2013
Debt Disclosure [Abstract]
Convertible Securities Detail [Table Text Block]
Information relating to the Company's convertible securities at December 31, 2013 can be found in the following table:

Convertible Debt	Carrying Value of Equity Component (in thousands)	Remaining Amortization Period	Effective Interest Rate
3.75% convertible senior subordinated notes, due 2025	$11,437	12.00	8.250%
4.00% junior subordinated convertible debentures, due 2033	$119,396	19.50	8.010%
3.25% convertible senior debentures, due 2035	$245,433	2.00	7.630%
3.75% convertible senior subordinated notes, due 2042	$167,941	28.25	7.300%
3.50% convertible senior subordinated notes, due 2044	$208,200	30.15	7.700%

Summary of Debt
A summary of debt follows (in thousands):

	December 31,
	2013	2012
Revolving loans, due 2017	$—	$—
Senior term loan, due 2017	398,438	419,688
7.75% senior subordinated notes, due 2020	400,000	550,000
3.75% convertible senior subordinated notes, due 2025	132,408	318,054
4.00% junior subordinated convertible debentures, due 2033	307,153	345,000
3.25% convertible senior debentures, due 2035	427,500	427,500
3.75% convertible senior subordinated notes, due 2042	390,000	390,000
3.50% convertible senior subordinated notes, due 2044	424,250	—
Capitalized lease and other debt obligations	20,685	23,685
Subtotal	2,500,434	2,473,927
Add interest rate swap agreements	18,671	46,090
(Subtract) unamortized debt discount	(573,082)	(462,274)
(Subtract) current portion of debt	(527,204)	(27,713)
Total long-term debt, net	$1,418,819	$2,030,030

Schedule of Maturities of Long-term Debt [Table Text Block]
The following is a schedule of required debt payments, excluding the unamortized debt discount, due during each of the next five years and thereafter, as of December 31, 2013 (in thousands):

Year ended
December 31,
2014	$858,431
2015	27,097
2016	25,805
2017	337,153
2018	198
Later years	1,251,750
Total debt payments	$2,500,434

Fair Value, by Balance Sheet Grouping [Table Text Block]
The fair value of the Company’s fixed-rate debt facilities, excluding the previously disclosed swap values, is based on quoted market prices (Level II) and is summarized as follows (in thousands):

Fair Value of Financial Instruments

	December 31, 2013		December 31, 2012
Financial Instrument:	Book Value	Market Value	Book Value	Market Value
7.75% senior subordinated notes, due 2020, gross	$400,000	$435,800	$550,000	$614,600
3.75% convertible senior subordinated notes, due 2025
Carrying value	87,310	—	204,608	—
Unamortized debt discount	45,098	—	113,446	—
Principal amount	132,408	306,500	318,054	459,600
4.00% junior subordinated convertible debentures, due 2033
Carrying value	186,136	—	206,266	—
Unamortized debt discount	121,017	—	138,734	—
Principal amount	307,153	455,900	345,000	331,600
3.25% convertible senior debentures, due 2035
Carrying value	393,126	—	377,782	—
Unamortized debt discount	34,374	—	49,718	—
Principal amount	427,500	457,400	427,500	425,400
3.75% convertible senior debentures, due 2042
Carrying value	225,014	—	229,624	—
Unamortized debt discount	164,986	—	160,376	—
Principal amount	390,000	592,800	390,000	397,100
3.50% convertible senior debentures, due 2044
Carrying value	216,643	—	—	—
Unamortized debt discount	207,607	—	—	—
Principal amount	424,250	428,500	—	—